Investments accounted for using the equity method - Changes in investments accounted for using the equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using the equity method
At 1 January	¥ 8,330	¥ 10,256
Acquisition	900
Disposal		(883)
Share of loss	81	(1,043)
At 31 December	¥ 4,904	¥ 8,330